Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.7%
Apparel — 3.8%
adidas AG	2,690	$845,350
LVMH Moet Hennessy Louis Vuitton S.E.	804	575,877
NIKE, Inc., Class B	9,332	1,355,286
		2,776,513
Beverages — 1.7%
PepsiCo, Inc.	8,239	1,239,228
Chemicals — 1.4%
The Sherwin-Williams Co.	3,677	1,028,567
Commercial Services — 3.3%
Equifax, Inc.	3,467	878,607
Moody's Corp.	2,163	768,103
Verisk Analytics, Inc.	3,843	769,638
		2,416,348
Computers — 9.5%
Accenture PLC, Class A	9,278	2,968,218
Apple, Inc.	24,045	3,402,368
Cognizant Technology Solutions Corp., Class A	6,969	517,169
		6,887,755
Cosmetics & Personal Care — 3.2%
Colgate-Palmolive Co.	22,521	1,702,137
The Estee Lauder Cos., Inc., Class A	1,931	579,165
		2,281,302
Diversified Financial Services — 6.1%
Mastercard, Inc., Class A	2,331	810,442
The Charles Schwab Corp.	20,600	1,500,504
Visa, Inc., Class A	9,301	2,071,798
		4,382,744
Electric — 0.6%
Xcel Energy, Inc.	6,882	430,125
Electronics — 6.0%
Agilent Technologies, Inc.	3,892	613,107
Amphenol Corp., Class A	21,671	1,586,967
Fortive Corp.	15,544	1,096,940
TE Connectivity Ltd.	7,809	1,071,551
		4,368,565
Healthcare Products — 11.0%
Abbott Laboratories	6,075	717,640
Boston Scientific Corp.*	40,536	1,758,857
Danaher Corp.	4,110	1,251,248
Medtronic PLC	5,553	696,069
STERIS PLC	3,803	776,877
Stryker Corp.	5,152	1,358,685
Thermo Fisher Scientific, Inc.	2,487	1,420,898
		7,980,274
Healthcare Services — 1.4%
ICON PLC*	3,780	990,436
	Number of Shares	Value†

Household Products & Wares — 1.9%
Church & Dwight Co., Inc.	17,004	$1,404,020
Insurance — 4.1%
Aon PLC, Class A	6,383	1,824,070
Marsh & McLennan Cos., Inc.	7,732	1,170,857
		2,994,927
Internet — 11.1%
Alibaba Group Holding Ltd.*	51,252	948,876
Alphabet, Inc., Class A*	2,382	6,368,325
Tencent Holdings Ltd.	11,900	710,415
		8,027,616
Machinery — Diversified — 1.2%
Otis Worldwide Corp.	10,715	881,630
Media — 1.2%
Charter Communications, Inc., Class A*	1,213	882,530
Pharmaceuticals — 2.8%
Becton Dickinson and Co.	4,941	1,214,597
Cigna Corp.	2,790	558,446
Roche Holding AG	691	252,194
		2,025,237
Private Equity — 0.7%
Blackstone, Inc.	4,182	486,534
Retail — 5.3%
Dollarama, Inc.	27,846	1,207,847
Ross Stores, Inc.	8,669	943,621
Starbucks Corp.	8,535	941,496
The TJX Cos., Inc.	10,878	717,730
		3,810,694
Semiconductors — 3.0%
Analog Devices, Inc.	4,757	796,702
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,818	537,930
Texas Instruments, Inc.	4,350	836,114
		2,170,746
Software — 17.2%
Electronic Arts, Inc.	10,489	1,492,060
Fidelity National Information Services, Inc.	10,161	1,236,391
Fiserv, Inc.*	15,174	1,646,379
Microsoft Corp.	28,547	8,047,970
		12,422,800
Transportation — 1.2%
Union Pacific Corp.	4,312	845,195
TOTAL COMMON STOCKS (Cost $42,673,945)		70,733,786

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Diversified — 2.0%
American Tower Corp. (Cost $1,238,993)	5,446	$1,445,423

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $454,295)	454,295	454,295
TOTAL INVESTMENTS — 100.3% (Cost $44,367,233)		$72,633,504
Other Assets & Liabilities — (0.3)%		(184,202)
TOTAL NET ASSETS — 100.0%		$72,449,302

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
S.E.— Societas Europaea.
Country Weightings as of 9/30/2021††
United States	85%
Ireland	6
China	2
Switzerland	2
Canada	2
Germany	1
France	1
Taiwan	1
Total	100%
††	% of total investments as of September 30, 2021.
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